Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	TAX-FREE FUND FOR UTAH
Central Index Key	0000872032
Amendment Flag	false
Document Creation Date	Oct. 24, 2012
Document Effective Date	Oct. 25, 2012
Prospectus Date	Oct. 25, 2012